DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2025
DEFERRED GOVERNMENT GRANTS
DEFERRED GOVERNMENT GRANTS

17.  DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2023, 2024 and 2025, the Company received RMB155,333, RMB140,881 and RMB89,490 government grants respectively from the relevant government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, such as completion of the construction of relevant property and equipment, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	6,318	153,174	280,551
Additions	155,333	140,881	89,490
Recognized as a reduction of depreciation expense	(8,477)	(13,504)	(58,711)
Balance at end of the year	153,174	280,551	311,330